Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Foreign Exchange Rates

The following table outlines the currency exchange rates that were used for the respective periods:

	As of and for the year ended December 31, 2022	As of and for the year ended December 31, 2021
Year/Period-end MYR:US$1 exchange rate	4.4130	4.1650
Year/Period-average MYR:US$1 exchange rate	4.4005	4.1456
Year/Period-end MYR:HKD$1 exchange rate	0.5659	0.5353
Year/Period-average MYR:HKD$1 exchange rate	0.5619	0.5334
Year/Period-end MYR:SGD$1 exchange rate	3.2819	3.0869
Year/Period-average MYR:SGD$1 exchange rate	3.1912	3.0842
Year/Period-end MYR:CNY$1 exchange rate	0.6342	0.6549
Year/Period-average MYR:CNY$1 exchange rate	0.6540	0.6427